Cost of Services - Schedule of Cost of Services (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Cost of Services [Line Items]
Total	RM 22,120,403	$ 4,948,193	RM 15,384,017	RM 7,655,889
Consultant fee [Member]
Schedule of Cost of Services [Line Items]
Total	9,810,454	2,194,536	11,075,069	1,884,806
IT expenses [Member]
Schedule of Cost of Services [Line Items]
Total	10,767,202	2,408,554	1,098,800	5,724,360
Subscription fee [Member]
Schedule of Cost of Services [Line Items]
Total	48,691	10,892	140,982	14,125
Referral fee [Member]
Schedule of Cost of Services [Line Items]
Total	809,764	181,139	2,534,502
Others [Member]
Schedule of Cost of Services [Line Items]
Total	RM 684,292	$ 153,072	RM 534,664	RM 32,598